Note 21 Customer Deposits (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	€ 448,018	€ 447,646
SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	217,053	215,464
MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	86,111	85,439
TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	49,133	49,267
South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	50,877	52,675
Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	36,841	35,878
Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	8,003	8,922
Demand deposits at amortized cost [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	332,549	331,780
Demand deposits at amortized cost [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	185,716	186,489
Demand deposits at amortized cost [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	71,000	70,133
Demand deposits at amortized cost [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	24,644	23,228
Demand deposits at amortized cost [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	29,772	32,443
Demand deposits at amortized cost [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	18,392	17,170
Demand deposits at amortized cost [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	3,025	2,318
Time deposits and other [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	103,763	106,658
Time deposits and other [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	21,775	22,501
Time deposits and other [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	15,108	14,319
Time deposits and other [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	23,360	25,388
Time deposits and other [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	21,105	20,232
Time deposits and other [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	17,437	17,613
Time deposits and other [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	4,978	6,605
Repurchase Agreements [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	11,706	9,208
Repurchase Agreements [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	9,562	6,474
Repurchase Agreements [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	2	987
Repurchase Agreements [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	1,129	652
Repurchase Agreements [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	0	0
Repurchase Agreements [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	1,013	1,095
Repurchase Agreements [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	€ 0	€ 0